Inventories	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories
4.	Inventories
Inventories are summarized as follows:

	December 31
	2017	2016
	(Millions of yen)
Finished goods	377,632	373,337
Work in process	144,251	143,298
Raw materials	48,150	44,101

	570,033	560,736